TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 45.5%
28,943	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 1,596,496
84,531	iShares Global REIT ETF	2,125,955
13,649	iShares MSCI Emerging Markets ex China ETF(a)	1,073,630
7,087	iShares MSCI USA Small-Cap Multifactor ETF	534,998
44,883	State Street SPDR Portfolio S&P 400 Mid Cap ETF	2,657,971
11,015	State Street SPDR Portfolio S&P 500 Growth ETF	1,078,479
65,735	State Street SPDR Portfolio S&P 500 Value ETF(a)	3,719,286
44,178	State Street SPDR Portfolio S&P 600 Small Cap ETF	2,134,681
75,719	Vanguard FTSE Developed Markets ETF	4,852,073
29,837	Vanguard FTSE Emerging Markets ETF	1,612,690
8,059	Vanguard S&P 500 ETF	4,815,655
13,380	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	536,538
		26,738,452
	FIXED INCOME - 42.9%
22,711	iShares BB Rated Corporate Bond ETF, USD Class	1,055,834
38,787	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,227,395
33,993	State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1,046,305
121,896	State Street SPDR Portfolio Short Term Corporate Bond ETF(a)	3,665,413
62,923	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,579,997
44,117	Vanguard Intermediate-Term Treasury ETF	2,627,167
22,427	Vanguard Mortgage-Backed Securities ETF	1,052,948
125,798	Vanguard Short-Term Inflation-Protected Securities ETF	6,283,610
35,752	Vanguard Short-Term Treasury ETF	2,092,922
10,878	Vanguard Total International Bond ETF(a)	522,688
29,003	Xtrackers USD High Yield Corporate Bond ETF(a)	1,048,748
		25,203,027

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,200,593)	51,941,479

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 19.4%
	COLLATERAL FOR SECURITIES LOANED - 8.0%
4,687,552	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $4,687,552)(b)				$ 4,687,552

	MONEY MARKET FUNDS - 11.4%
6,722,961	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $6,722,961)(b)				6,722,961

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,410,513)				11,410,513

	TOTAL INVESTMENTS - 107.8% (Cost $56,611,106)				$ 63,351,992
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)%				(4,564,336)
	NET ASSETS - 100.0%				$ 58,787,656

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
30	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2026	$ 3,245,391	$ (47,343)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
1	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/22/2026	$ 328,538	$ (5,113)
1	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/22/2026	145,055	(3,370)
1	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/22/2026	72,730	(1,950)
	TOTAL FUTURES CONTRACTS				$ (10,433)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $10,845,036 at March 31, 2026. The loaned securities were secured with cash collateral of $4,687,552 and non-cash collateral of $6,434,864. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.7%
	EQUITY - 77.1%
105,486	FlexShares Global Upstream Natural Resources Index Fund	$ 5,818,608
231,061	iShares Global REIT ETF	5,811,184
74,643	iShares MSCI Emerging Markets ex China ETF(a)	5,871,418
38,744	iShares MSCI USA Small-Cap Multifactor ETF	2,924,785
270,829	State Street SPDR Portfolio S&P 400 Mid Cap ETF	16,038,493
75,263	State Street SPDR Portfolio S&P 500 Growth ETF	7,369,000
128,354	State Street SPDR Portfolio S&P 500 Value ETF	7,262,269
180,775	State Street SPDR Portfolio S&P 600 Small Cap ETF	8,735,048
389,930	Vanguard FTSE Developed Markets ETF	24,986,714
108,743	Vanguard FTSE Emerging Markets ETF	5,877,559
51,404	Vanguard S&P 500 ETF	30,716,461
73,148	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,933,235
		124,344,774
	FIXED INCOME - 11.6%
31,025	iShares BB Rated Corporate Bond ETF, USD Class	1,442,352
26,528	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,891,287
114,654	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,878,962
48,245	Vanguard Intermediate-Term Treasury ETF	2,872,990
30,661	Vanguard Mortgage-Backed Securities ETF	1,439,534
85,972	Vanguard Short-Term Inflation-Protected Securities ETF	4,294,301
79,279	Xtrackers USD High Yield Corporate Bond ETF	2,866,729
		18,686,155

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,617,998)	143,030,929

	SHORT-TERM INVESTMENTS — 11.9%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
1,435,500	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $1,435,500)(b)	1,435,500

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 11.9% (Continued)
	MONEY MARKET FUNDS - 11.0%
17,735,717	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $17,735,717)(b)				$ 17,735,717

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,171,217)				19,171,217

	TOTAL INVESTMENTS - 100.6% (Cost $125,789,215)				$ 162,202,146
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%				(988,812)
	NET ASSETS - 100.0%				$ 161,213,334

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
29	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2026	$ 3,137,211	$ (45,766)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
10	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/22/2026	$ 1,256,100	$ (16,895)
20	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/22/2026	6,570,750	16,013
9	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	06/22/2026	3,056,850	(23,660)
27	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/22/2026	3,916,485	(38,245)
32	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/22/2026	2,327,360	(5,365)
	TOTAL FUTURES CONTRACTS				$ (68,152)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $7,837,973 at March 31, 2026. The loaned securities were secured with cash collateral of $1,435,500 and non-cash collateral of $6,577,609. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 59.0%
67,081	FlexShares Global Upstream Natural Resources Index Fund(a)	$ 3,700,188
146,917	iShares Global REIT ETF	3,694,963
23,739	iShares MSCI Emerging Markets ex China ETF(a)	1,867,310
24,635	iShares MSCI USA Small-Cap Multifactor ETF	1,859,696
125,263	State Street SPDR Portfolio S&P 400 Mid Cap ETF	7,418,075
19,145	State Street SPDR Portfolio S&P 500 Growth ETF	1,874,487
48,881	State Street SPDR Portfolio S&P 500 Value ETF(a)	2,765,687
76,645	State Street SPDR Portfolio S&P 600 Small Cap ETF	3,703,486
190,109	Vanguard FTSE Developed Markets ETF	12,182,185
69,153	Vanguard FTSE Emerging Markets ETF	3,737,720
28,019	Vanguard S&P 500 ETF	16,742,752
23,262	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	932,806
		60,479,355
	FIXED INCOME - 29.4%
39,457	iShares BB Rated Corporate Bond ETF, USD Class	1,834,356
41,805	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,556,327
272,428	State Street SPDR Portfolio Short Term Corporate Bond ETF(a)	8,191,909
72,887	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,830,193
46,017	Vanguard Intermediate-Term Treasury ETF	2,740,312
38,990	Vanguard Mortgage-Backed Securities ETF	1,830,581
109,341	Vanguard Short-Term Inflation-Protected Securities ETF	5,461,583
19,042	Vanguard Total International Bond ETF	914,968
75,623	Xtrackers USD High Yield Corporate Bond ETF	2,734,528
		30,094,757

	TOTAL EXCHANGE-TRADED FUNDS (Cost $73,772,559)	90,574,112

	SHORT-TERM INVESTMENTS — 24.0%
	COLLATERAL FOR SECURITIES LOANED - 12.7%
12,989,117	Federated Hermes Government Obligations Fund, Institutional Class, 3.52% (Cost $12,989,117)(b)	12,989,117

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 24.0% (Continued)
	MONEY MARKET FUNDS - 11.3%
11,542,057	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $11,542,057)(b)				$ 11,542,057

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,531,174)				24,531,174

	TOTAL INVESTMENTS - 112.4% (Cost $98,303,733)				$ 115,105,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.4)%				(12,738,058)
	NET ASSETS - 100.0%				$ 102,367,228

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
35	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	07/01/2026	$ 3,786,289	$ (54,985)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
1	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	06/22/2026	$ 125,610	$ (2,335)
2	CME E-Mini Standard & Poor's 500 Index Future	Bank of America Merrill Lynch	06/22/2026	657,075	(11,787)
1	CME E-Mini Standard & Poor's MidCap 400 Index	Bank of America Merrill Lynch	06/22/2026	339,650	(4,800)
3	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	06/22/2026	435,165	(9,500)
4	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	06/22/2026	290,920	(8,000)
	TOTAL FUTURES CONTRACTS				$ (36,422)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)

All or a portion of this security is on loan. Total loaned securities had a value of $17,074,528 at March 31, 2026. The loaned securities were secured with cash collateral of $12,989,117 and non-cash collateral of $4,554,423. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.